JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.6%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	608	218,956

Automobiles — 2.4%
Tesla, Inc. *	609	472,620

Banks — 7.0%
Truist Financial Corp.	8,348	489,595
US Bancorp	6,887	409,364
Wells Fargo & Co.	10,758	499,270

		1,398,229

Beverages — 1.6%
Coca-Cola Co. (The)	5,941	311,725

Biotechnology — 5.1%
AbbVie, Inc.	4,930	531,849
Biogen, Inc. *	648	183,329
Regeneron Pharmaceuticals, Inc. *	520	314,807

		1,029,985

Capital Markets — 4.4%
Ameriprise Financial, Inc.	1,014	267,927
Morgan Stanley	2,382	231,777
S&P Global, Inc.	891	378,670

		878,374

Chemicals — 2.5%
Eastman Chemical Co.	1,375	138,494
PPG Industries, Inc.	2,485	355,369

		493,863

Electric Utilities — 3.9%
NextEra Energy, Inc.	6,145	482,537
Xcel Energy, Inc.	4,918	307,390

		789,927

Electrical Equipment — 2.8%
Eaton Corp. plc	3,731	557,128

Equity Real Estate Investment Trusts (REITs) — 3.3%
Prologis, Inc.	5,331	668,644

Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. *	6,978	302,762
Intuitive Surgical, Inc. *	206	204,851

		507,613

Health Care Providers & Services — 1.8%
Centene Corp. *	2,940	183,218
Cigna Corp.	889	177,915

		361,133

Hotels, Restaurants & Leisure — 4.8%
Marriott International, Inc., Class A *	2,768	409,894
McDonald’s Corp.	1,595	384,627
Yum! Brands, Inc.	1,472	180,085

		974,606

Insurance — 0.7%
Progressive Corp. (The)	1,598	144,408

Interactive Media & Services — 8.3%
Alphabet, Inc., Class A *	562	1,502,457
Facebook, Inc., Class A *	562	190,615

		1,693,072

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc. *	302	990,745

IT Services — 5.7%
Affirm Holdings, Inc. *	564	67,161
FleetCor Technologies, Inc. *	755	197,153
Mastercard, Inc., Class A	2,181	758,158
Shopify, Inc., Class A (Canada) *	95	129,148

		1,151,620

Machinery — 2.2%
Deere & Co.	946	316,940
Stanley Black & Decker, Inc.	715	125,301

		442,241

Media — 0.5%
Charter Communications, Inc., Class A *	137	99,337

Oil, Gas & Consumable Fuels — 0.3%
Pioneer Natural Resources Co.	353	58,765

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	6,332	374,649
Eli Lilly & Co.	1,312	303,070

		677,719

Professional Services — 1.5%
Leidos Holdings, Inc.	3,131	300,982

Road & Rail — 3.1%
Norfolk Southern Corp.	2,610	624,373

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	2,039	209,808
Analog Devices, Inc.	3,772	631,721
ASML Holding NV (Registered), NYRS (Netherlands)	304	226,663
NXP Semiconductors NV (China)	1,705	334,037

		1,402,229

Software — 8.5%
Ceridian HCM Holding, Inc. *	1,224	137,861
Microsoft Corp.	5,665	1,597,141

		1,735,002

Specialty Retail — 3.6%
Lowe’s Cos., Inc.	1,749	354,789
O’Reilly Automotive, Inc. *	397	242,557
Ross Stores, Inc.	1,079	117,463

		714,809

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	8,098	1,145,835

TOTAL COMMON STOCKS (Cost $11,781,376)		19,843,940

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $274,742)	274,605	274,742

Total Investments — 100.0% (Cost $12,056,118)		20,118,682
Liabilities in Excess of Other Assets — 0.0% (c)		(9,549)

Net Assets — 100.0%		20,109,133

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

NYRS	New York Registry Shares
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	770	12/2021	USD	165,646	(4,634)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,118,682	$—	$—	$20,118,682

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,634)	$—	$—	$(4,634)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$228,846	$846,748	$800,852	$— (c)	$—	(c)	$274,742	274,605	$37		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	26,995	150,000	176,995	(3)	3		—	—	4		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	3,506	48,923	52,429	—	—		—	—	—	(c)	—

Total	$259,347	$1,045,671	$1,030,276	$(3)	$3		$274,742		$41		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.